Revenue and Other Income (Details) - Schedule of Revenue and Other Income - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue from Operating Activities
Revenue from contracts with customers at a point in time	$ 4,902,865	$ 1,804,705	$ 765,193
Total Revenue from Operating Activities	4,902,865	1,804,705	765,193
Grant Income
Australian R&D tax incentive refund	764,981	392,877	257,500
MTEC R&D grant	2,599,458	2,158,936	369,045
HJF R&D grant			306,595
EMDG grant	28,000	28,000
Other income	15,760	11,685	24,585
Total Grant Income	3,408,199	2,591,498	957,725
Other Gains/(Losses) – Net
Fair value gains/(losses) to financial assets	(557,676)	(523,666)
Net foreign exchange gains/(losses)	(27,603)	363,724	247,558
Movement in inventory provision		$ 430,932